Securities Available For Sale	6 Months Ended
Sep. 30, 2017
Investments, Debt and Equity Securities [Abstract]
Securities Available For Sale

The Company received 15,000,000 common stock shares of an entity that is majority owned by a non-majority stockholder of the Company designating the two entities as under common control. This transaction is partial payment for access to the Company’s intellectual property. This holding represents about 11% of the ownership of the invested company. The Company classifies its equity securities held as available for sale, and as such, they are carried at fair value. Changes in fair value of available for sale securities will be reported as a component of other comprehensive income and evaluated at the end of each quarter. The shares currently do not have a firm quoted trading price and thus they are carried at their par value until such time as the shares have established a trading price in the market. It should be noted that recording this transaction at par value of the securities is the same treatment recorded by the issuing company due to the lack of active market and lack of transferability of the shares.